BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

Short-term loans consisted of the following:

	As of June 30,
	2021	2020
Bank of Communications of China (“BCC”):
Effective interest rate at 5.655% (1)	$-	$2,545,200

Industrial and Commercial Bank of China (“ICBC”):
Effective interest rate at 5.655% (2)	-	1,696,800

Cathay Bank
Effective interest rate at 4.25% (3)	704,446	900,000
Total	$704,446	$5,142,000

(1)	In August 2019, Dongguan Jiasheng entered into two loan agreements with BCC Dongguan Branch to borrow total of RMB 18 million ($2.5 million) as working capital for one year. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company’s subsidiary Meijia pledged its land use right of approximately $2.1 million and buildings of approximately $8.2 million as collaterals to secure these loans (see Note 6 and Note 7). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loans. Dongguan Jiasheng fully repaid the loans in July 2020 upon maturity.

(2)

On August 9, 2019, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million ($1.7 million) as working capital for one year. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.345 basis points. Mr. Silong Chen, pledged his personal assets as the collateral to secure this loan. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, the relatives of Mr. Silong Chen, and Dongguan Dogness also provided the joint guarantee to this loan. Dongguan Jiasheng fully repaid the loan in July 2020 upon maturity.

(3)	On February 6, 2020, one of the Company’s U.S. subsidiary Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which, Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets. As of June 30, 2021, the outstanding balance was $704,446, which was recorded as current liabilities because Dogness Group plans to repay this loan within one year.

SCHEDULE OF LONG-TERM LOAN

Long-term loan consisted of the following:

	As of June 30,
	2021	2020
Southwestern National Bank
Paycheck Protection Program Loan (PPP) Loan	$-	$73,300
Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	7,354,024	-
Total	7,354,024	73,300
Less: current portion of long-term loans	796,416	-
Long-term loans	$6,557,608	$73,300

SCHEDULE OF BANK LOANS REPAYMENT

As of June 30, 2021, the Company’s short-term and long-term loans totaled approximately $8.0 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending June 30,	Repayment
2022	$1,500,862
2023	1,438,153
2024	3,320,220
2025	402,638
2026	429,512
2027	458,182
2028	488,734
2029	20,169
Total	$8,058,470